Decommissioning Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Summary of Decommissioning Provision

The decommissioning provision represents the present value of the expected future costs associated with the retirement of upstream crude oil and natural gas assets, refining facilities and the crude-by-rail terminal. The aggregate carrying amount of the obligation is:

Total
As at December 31, 2017	1,029
Liabilities Incurred	7
Liabilities Settled	(20)
Liabilities Disposed	(1)
Transfers to Liabilities Related to Assets Held for Sale (Note 8)	(2)
Change in Discount Rate	(14)
Unwinding of Discount on Decommissioning Liabilities	31
Foreign Currency Translation	1
As at June 30, 2018	1,031